Share-based Payment - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - Stock grant programs [member] - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 36.06	R$ 34.17
Share price at grant date	R$ 38.61	R$ 34.51
Risk-free interest rate	15.00%	15.00%
Dividend yield	2.86%	5.93%
Volatility factor	33.70%	33.23%
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 36.37	R$ 36.83
Share price at grant date	R$ 54.25	R$ 51.03
Risk-free interest rate	10.56%	11.13%
Dividend yield	7.19%	4.32%
Volatility factor	32.38%	28.60%
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 13.94	R$ 10.42
Share price at grant date	R$ 13.94	R$ 10.42
Risk-free interest rate	10.93%	9.93%
Volatility factor	31.91%	29.76%